As filed with the Securities and Exchange Commission
                                on April 12, 1999


                                                     Registration Nos. 333-19497
                                                                       811-08009

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment                                            [ ]
         Post-Effective Amendment No. 6                                     [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
         Amendment No. 7                                                    [X]


                        (Check appropriate box or boxes.)


                        PBHG INSURANCE SERIES FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                    ----------------------------------------
                    (Address of Principal Executive Offices)


        Registrant's Telephone Number, Including Area Code (610) 341-9000
                                                           --------------

                                Harold J. Baxter
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                     ---------------------------------------
                     (Name and Address of Agent For Service)


                                   Copies to:

      William H. Rheiner, Esq.            and to              John M. Zerr, Esq.
  Ballard Spahr Andrews & Ingersoll                   Pilgrim Baxter & Associates, Ltd.
   1735 Market Street, 51st Floor                             825 Duportail Road
     Philadelphia, PA 19103-7599                               Wayne, PA 19087
           (215) 864-8600                                       (610) 341-9000

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)


|X|  immediately upon filing pursuant to paragraph (b)
| |  on _____________________ pursuant to paragraph (b)
| |  60 days after filing pursuant to paragraph (a)(1)
| |  on (date) pursuant to paragraph (a)(1)
| |  75 days after filing pursuant to paragraph (a)(2)
| |  on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:  Common Stock

                        PBHG INSURANCE SERIES FUND, INC.

                              CROSS REFERENCE SHEET
                          (as required by Rule 495 (a))

         PART A

N-1A
----

Item No.                                         Location
--------                                         --------

 1.      Cover Page                              Cover Page

 2.      Synopsis                                Summary; Expense Summary

 3.      Condensed Financial Information         Not Applicable

 4.      General Description of Registrant       Investment Objectives and Policies; General
                                                 Investment Policies and Strategies; Risk
                                                 Factors; Investment Limitations; General
                                                 Information--The Company

 5.      Management of the Fund                  General Information--Directors of the
                                                 Company; General Information--The
                                                 Adviser; General Information--The Sub-
                                                 Adviser (Small Cap Value, Mid-Cap Value,
                                                 and Large Cap Value Portfolios); General
                                                 Information--The Administrator and the
                                                 Sub-Administrator; General Information--
                                                 The Transfer Agent and Shareholder
                                                 Servicing Agents; General Information--
                                                 The Distributor

 5A.     Management's Discussion of              Not Applicable
         Fund Performance

 6.      Capital Stock and Other Securities      General Information--Voting Rights; Tax Status,
                                                 Dividends and Distributions

 7.      Purchase of Securities Being Offered    Purchases and Redemptions; Net Asset Value

 8.      Redemption or Repurchase                Purchases and Redemptions; Net Asset Value

 9.      Pending Legal Proceedings               Not Applicable

         PART B

10.      Cover Page                              Cover Page

11.      Table of Contents                       Table of Contents

12.      General Information and History         The Company

13.      Investment Objectives and Policies      Description of Permitted Investments;
                                                 Investment Limitations; Description of
                                                 Shares

14.      Management of the Fund                  Directors and Officers of the Company;
                                                 The Administrator and Sub-Administrator

15.      Control Persons and Principal Holders   Directors and Officers of the Company
         of Securities

16.      Investment Advisory and Other           The Adviser; The Sub-Adviser;
         Services                                The Administrator and Sub-Administrator;
                                                 The Distributor

17.      Brokerage Allocation and Other          Portfolio Transactions
         Practices

18.      Capital Stock and Other Securities      Description of Shares

19.      Purchase, Redemption and Pricing of     Purchase and Redemption of
         Securities Being Offered                Shares; Determination of Net Asset Value

20.      Tax Status                              Taxes

21.      Underwriters                            The Distributor

22.      Calculation of Performance Data         Performance Information

23.      Financial Statements                    Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                    [logo]

                       PBHG Insurance Series Fund, Inc.

                        PBHG Small Cap Value Portfolio
                         PBHG Mid-Cap Value Portfolio
                        PBHG Large Cap Value Portfolio
                           PBHG Growth II Portfolio
                       PBHG Large Cap Growth Portfolio
                  PBHG Technology & Communications Portfolio
                           PBHG Select 20 Portfolio


                                  Prospectus
                                 May 1, 1999


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

An Introduction to the PBHG Insurance Series Fund and this Prospectus

      The PBHG Insurance Series Fund, Inc. is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

      Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

      Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly-owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Small Cap Value, Mid-Cap Value and Large Cap Value Portfolios. Pilgrim Baxter and Value Investors invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

      This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.


      Portfolio Summaries
          Small Cap Value Portfolio
          Mid-Cap Value Portfolio
          Large Cap Value Portfolio
          Growth II Portfolio
          Large Cap Growth Portfolio
          Technology & Communications Portfolio
          Select 20 Portfolio
      More About the Portfolios
      The Investment Adviser and Sub-Adviser
      Your Investment
          Year 2000
          Pricing Portfolio Shares
          Buying and Selling Portfolio Shares
          Distributions and Taxes
          Potential Conflicts of Interest
      Financial Highlights

PBHG Small Cap Value Portfolio


[graphic]Goal:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[graphic]Main Investment Strategies:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own research, computer models and measures of value in managing this Portfolio. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000.


The Portfolio also may use options and futures contracts for hedging and risk management.


[graphic]Main Investment Risks:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic]Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.




Calendar Year Total Returns


[Bar Chart]
1998                                 10.94%



During the period shown in the bar chart the highest and lowest returns for a calendar quarter were:

Best Quarter:           4th Quarter 1998                 25.92%
Worst Quarter:          3rd Quarter 1998                -19.85%


Average Annual Total Returns as of 12/31/98

                                Past    Since Inception
                               1 Year      (10/28/97)
                               ------      ----------

Small Cap Value Portfolio      10.94%         13.68%
Russell 2000 Index             -2.55%        -12.80%


Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.


Shareholder Transaction Fees(Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends [and other distributions]                                   None
Redemption Fee                                                          None
Exhange Fee                                                             None
Maximum Account Fee                                                     None


Annual Fund Operating Expenses (Expenses that are deducted from portfolio assets)


Management Fees                                                         1.00%
Distribution [and/or services] (12b-1) Fees                             None
Other Expenses                                                          0.46%
Total Annual Fund Operating Expenses                                    1.46%
Fee Waiver [and/or Expense Reimbursement]                               0.26%
Net Expenses                                                            1.20%*


* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for fiscal year ended December 31, 1998. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two years. To date, the Board has made no reimbursement election.


Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


                                 Your Cost*
                                 ----------
      1 Year                      $  122
      2 Years                     $  462
      5 Years                     $  797
     10 Years                     $1,746

                *These costs assume the 1.20% expense cap is in place only for 1 year. If the Portfolio's expenses were capped at 1.20% for all years, your cost would be:

      1 Year:                      $  122
      3 Years:                     $  381
      5 Years:                     $  660
     10 Years:                     $1,455

PBHG Mid-Cap Value Portfolio


[graphic]Goal:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.


[graphic]Main Investment Strategies:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P 400 MidCap(R)Index. Currently, the companies in this Index have market capitalizations between $200 million and $5 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own research, computer models and measures of value in managing this Portfolio. The Portfolio's sector weightings are generally within 5% of the S&P 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the S&P 400.


The Portfolio may use options and futures contracts for hedging and risk management.


[graphic]Main Investment Risks:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic]Performance Information:
The performance table below illustrates the risks and volatility of an investment in the Portfolio by comparing the Portfolio's performance over time to that of the S&P 400 MidCap(R) Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks. The chart assumes reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.




Performance Table:

Average Annual Total Returns as of 12/31/98


                                               Since Inception
                                                  (11/30/98)
                                                  ----------

Mid-Cap Value Portfolio                              11.00%
S&P 400 Mid Cap(R) Index                             12.05%

[graphic]Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year. Since the Portfolio did not commence investment operations until November 30, 1998, "Other Expenses" is based on estimated amounts the Portfolio expects to pay during the current fiscal year.


Shareholder Transaction Fees(Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  [and other distributions]                                             None
Redemption Fee                                                          None
Exhange Fee                                                             None
Maximum Account Fee                                                     None


Annual Fund Operating Expenses (Expenses that are deducted from portfolio assets)


Management Fees                                                         0.85%
Distribution [and/or services] (12b-1) Fees                             None
Other Expenses                                                          3.28%
Total Annual Fund Operating Expenses                                    4.13%
Fee Waiver [and/or Expense Reimbursement]                               2.93%
Net Expenses                                                            1.20%*


* This is the actual total fund operating expense you will pay as an investor in this Portfolio for the current fiscal year ending December 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two years. To date, the Board has made no reimbursement election.

[graphic]Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                  Your Cost*
                                 ----------
      1 Year                      $  122
      3 Years                     $1,255

                *These Costs assumme the 1.20% expense
                cap is in place only for 1 year. If the
                Portfolio's expenses were capped at 1.20% for all years, your cost would be:

         1 Year:        $122
         3 Years:       $381

PBHG Large Cap Value Portfolio


[graphic]Goal:
The Portfolio seeks to provide investors long-tem growth of capital and income. Current income is a secondary objective.


[graphic]Main Investment Strategies:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own research, computer models and measures of value in managing this Portfolio.

The Portfolio may use options and futures contracts for hedging and risk management.


[graphic]Main Investment Risks:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[graphic]Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.



Calendar Year Total Returns


[Bar Chart]
1998                            37.96%



During the period shown in the bar chart the highest and lowest returns for a calendar quarter were:


Best Quarter:           4th Quarter 1998                29.59%
Worst Quarter:          3rd Quarter 1998                -7.54%


Average Annual Total Returns as of 12/31/98

                                 Past      Since Inception
                                1 Year        (10/28/97)
                                ------        ----------


Large Cap Value Portfolio       37.96%          36.29%
S&P 500 Index                   28.59%          25.07%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.



Shareholder Transaction Fees(Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends [and other distributions]                                   None
Redemption Fee                                                          None
Exhange Fee                                                             None
Maximum Account Fee                                                     None


Annual Fund Operating Expenses (Expenses that are deducted from portfolio assets)


Management Fees                                                         0.65%
Distribution [and/or services] (12b-1) Fees                             None
Other Expenses                                                          0.82%
Total Annual Fund Operating Expenses                                    1.47%
Fee Waiver [and/or Expense Reimbursement]                               0.47%
Net Expenses                                                            1.00%*



* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for fiscal year ended December 31, 1998. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two years. To date, the Board has made no reimbursement election.

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                 Your Cost*
                                 ----------
      1 Year                      $  102
      3 Years                     $  465
      5 Years                     $  803
     10 Years                     $1,757

                *These Costs assume the 1.00% expense
                cap is in place only for 1 year. If the
                Portfolio's expenses were capped at 1.00% for all years, your cost would be:

      1 Year                      $  102
      3 Years                     $  318
      5 Years                     $  522
     10 Years                     $1,225

PBHG Growth II Portfolio

[graphic]Goal:
The Portfolio seeks to provide investors with capital appreciation.

[graphic]Main Investment Strategies:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Portfolio.

The Portfolio may use options and futures contracts for hedging and risk management.

[graphic]Main Investment Risks:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic]Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell MidCap Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000 Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.




Calendar Year Total Returns


[Bar Chart]
1998                          8.19%


During the period shown in the bar chart the highest and lowest returns for a calendar quarter were:


Best Quarter:           4th Quarter 1998                24.79%
Worst Quarter:          3rd Quarter 1998               -21.28%



Average Annual Total Returns as of 12/31/98

                                   Past       Since Inception
                                  1 Year         (04/30/97)
                                  ------         ----------

Growth II Portfolio                8.19%           9.46%
Russell Mid Cap Growth Index      17.86%          25.65%


Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.


Shareholder Transaction Fees(Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends [and other distributions]                                   None
Redemption Fee                                                          None
Exhange Fee                                                             None
Maximum Account Fee                                                     None


Annual Fund Operating Expenses (Expenses that are deducted from portfolio assets)


Management Fees                                                         0.85%
Distribution [and/or services] (12b-1) Fees                             None
Other Expenses                                                          0.69%
Total Annual Fund Operating Expenses                                    1.54%
Fee Waiver [and/or Expense Reimbursement]                               0.34%
Net Expenses                                                            1.20%*



* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for fiscal year ended December 31, 1998. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two years. To date, the Board has made no reimbursement election.


[graphic]Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


                                 Your Cost*
                                 ----------
      1 Year                      $  122
      3 Years                     $  486
      5 Years                     $  839
     10 Years                     $1,834

                *These Gross Costs assume the 1.20% expense cap is in place only for 1 year. If the Portfolio's expenses were capped at 1.20% for all years, your cost would be:

      1 Year                      $  122
      3 Years                     $  381
      5 Years                     $  660
     10 Years                     $1,455

PBHG Large Cap Growth Portfolio


[graphic]Goal:
The Portfolio seeks to provide investors with long-term growth of capital.


[graphic]Main Investment Strategies:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Portfolio.

The Portfolio also may use options and futures contracts for hedging and risk management.


[graphic]Main Investment Risks:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[graphic]Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.




Calendar Year Total Returns


[Bar Chart]
1998                                 30.63%





During the period shown in the bar chart the highest and lowest returns for a calendar quarter were:


Best Quarter:           4th Quarter 1998                 23.22%
Worst Quarter:          3rd Quarter 1998                -11.20%



Average Annual Total Returns as of 12/31/98

                                Past         Since
                               1 Year      Inception
                               ------      ---------

Large Cap Growth Portfolio     30.63%          29.68%
S&P 500 Index                  28.50%          31.31%


[graphic]Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.


Shareholder Transaction Fees(Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends [and other distributions]                                   None
Redemption Fee                                                          None
Exhange Fee                                                             None
Maximum Account Fee                                                     None


Annual Fund Operating Expenses (Expenses that are deducted from portfolio assets)


Management Fees                                                         0.75%
Distribution [and/or services] (12b-1) Fees                             None
Other Expenses                                                          0.78%
Total Annual Fund Operating Expenses                                    1.53%
Fee Waiver [and/or Expense Reimbursement]                               0.43%
Net Expenses                                                            1.10%*


* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for fiscal year ended December 31, 1998. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two years. To date, the Board has made no reimbursement election.

[graphic]Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


                                 Your Cost*
                                 ----------
      1 Year                      $  112
      3 Years                     $  483
      5 Years                     $  834
     10 Years                     $1,824

                *These costs assume the 1.10% expense
                cap is in place only for 1 year. If the
                Portfolio's expenses were capped at 1.10% for all years, your cost would be:

      1 Year                      $  112
      3 Years                     $  350
      5 Years                     $  606
     10 Years                     $1,340

PBHG Technology & Communications Portfolio


[graphic]Goal:
The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

[graphic]Main Investment Strategies:
Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies that rely extensively on technology or communications in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing exceptional growth in sales and earnings driven by technology or communications related products and services. These companies may be in different industries, such as computer software and hardware, network and cable broadcasting, defense and data storage and retrieval, and biotechnology. The Portfolio offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing scientific advances.


The Portfolio may use options and futures contracts for hedging and risk management.


[graphic]Main Investment Risks:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[graphic]Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.




Calendar Year Total Returns


[Bar Chart]
1998                                        32.20%





During the period shown in the bar chart the highest and lowest returns for a calendar quarter were:


Best Quarter:                   4th Quarter 1998                29.37%
Worst Quarter:                  3rd Quarter 1998                -4.18%




Average Annual Total Returns as of 12/31/98

                                           Past           Since Inception
                                          1 Year             (04/30/97)
                                          ------             ----------


Technology & Communications Portfolio      32.20%              21.06%
Soundview Technology Index

[graphic]Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.



Shareholder Transaction Fees(Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  [and other distributions]                                             None
Redemption Fee                                                          None
Exhange Fee                                                             None
Maximum Account Fee                                                     None


Annual Fund Operating Expenses (Expenses that are deducted from portfolio assets)


Management Fees                                                         0.85%
Distribution [and/or services] (12b-1) Fees                             None
Other Expenses                                                          0.71%
Total Annual Fund Operating Expenses                                    1.56%
Fee Waiver [and/or Expense Reimbursement]                               0.36%
Net Expenses                                                            1.20%*



* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for fiscal year ended December 31, 1998. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two years. To date, the Board has made no reimbursement election.

[graphic]Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                 Your Cost*
                                 ----------
      1 Year                      $  122
      3 Years                     $  493
      5 Years                     $  850
     10 Years                     $1,856

                *These Costs assume the 1.20% expense
                cap is in place only for 1 year. If the
                Portfolio's expenses were capped at 1.20% for all years, your cost would be:

      1 Year                      $  122
      3 Years                     $  381
      5 Years                     $  660
     10 Years                     $1,455

PBHG Select 20 Portfolio


[graphic]Goal:
The Portfolio, a non-diversified fund, seeks to provide investors with long-term growth of capital.

[graphic]Main Investment Strategies:
Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Portfolio.


The Portfolio may use options and futures contracts for hedging and risk management.

[graphic]Main Investment Risks:
The Portfolio is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic]Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Portfolio's past performance does not indicate how it will perform in the future.




Calendar Year Total Returns


[Bar Chart]
1998                         62.52%





During the period shown in the bar chart the highest and lowest returns for a calendar quarter were:


Best Quarter:           4th Quarter 1998                29.37%
Worst Quarter:          3rd Quarter 1998                -4.18%




Average Annual Total Returns as of 12/31/98

                                            Past    Since Inception
                                           1 Year      (09/25/97)
                                           ------      ----------

Select 20 Portfolio                        62.52%       47.11%
S&P 500 Index                              28.60%       25.07%



[graphic]Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.



Shareholder Transaction Fees(Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends [and other distributions]                                   None
Redemption Fee                                                          None
Exhange Fee                                                             None
Maximum Account Fee                                                     None


Annual Fund Operating Expenses (Expenses that are deducted from portfolio assets)

Management Fees                                                         0.85%
Distribution [and/or services] (12b-1) Fees                             None
Other Expenses                                                          0.36%
Total Annual Fund Operating Expenses                                    1.21%
Fee Waiver [and/or Expense Reimbursement]                               0.01%
Net Expenses                                                            1.20%*

* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for fiscal year ended December 31, 1998. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two years. To date, the Board has made no reimbursement election.


[graphic]Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                                Your Cost*
                                ----------
      1 Year                      $  122
      3 Years                     $  384
      5 Years                     $  665
     10 Years                     $1,466

                *These Costs assume the 1.20% expense
                cap is in place only for 1 year. If the
                Portfolio's expenses were capped at 1.20% for all years, your cost would be:

      1 Year                      $  122
      3 Years                     $  381
      5 Years                     $  660
     10 Years                     $1,455

                          MORE ABOUT THE PORTFOLIOS


[logo]Risks and Rewards:


      This section takes a closer look at the investment strategies that make up each Portfolio's risk and reward characteristics.

      In addition to the main investment strategies described in the Portfolio Summaries section of this Prospectus, each Portfolio may make other types of investments that have different risk/reward characteristics. These investments, the Portfolios' main investment strategies and their risk/reward characteristics are described in the table set forth below. From time to time, a Portfolio may make investments and pursue strategies different from those described in this Prospectus. Those investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.



                                                                                                             Policies to Balance
             Investment                     Potential Risks                  Potential Rewards               Risks and Rewards
             ----------                     ---------------                  -----------------              -------------------

Securities
Shares representing ownership in a   o Security prices fluctuate       o Securities have generally    o Pilgrim Baxter and Value
corporation. Each Portfolio may        over time.                        outperformed more stable       Investors maintain a
invest in the following types of                                         investments (such as bonds     long-term investment
securities: common and preferred     o Security prices may fall as       and cash equivalents) over     approach and focus on
stocks, convertible securities,        a result of factors that relate   the long term.                 securities they believe can
warrants and rights.                   to the company, such as                                          appreciate over an extended
                                       management decisions or lower                                    time frame, regardless of
                                       demand for the company's                                         interim fluctuations.
                                       products or services.
                                                                                                      o Under normal circumstances,
                                     o Security prices may fall                                         each Portfolio intends to
                                       because of factors affecting                                     remain fully invested, with
                                       companies in a number of                                         at least 65% of its total
                                       industries, such as production                                   assets in securities.
                                       costs.
                                                                                                      o Pilgrim Baxter and Value
                                     o Security prices may fall                                         Investors focus their
                                       because of changes in the                                        active management on
                                       financial markets, such as                                       securities selection, the
                                       interest rates or currency                                       area they believe their
                                       exchange rate changes.                                           commitment to fundamental
                                                                                                        research can most enhance
                                                                                                        a Portfolio's performance.

Growth Securities
Securities that Pilgrim Baxter       o See securities.                 o See securities.              o See securities.
believes have strong earnings growth
and capital appreciation potential   o Growth securities may be        o Growth securities may
and will grow faster than the          more sensitive to earnings        appreciate faster than       o In managing a Portfolio,
economy as a whole.                    changes than other securities     non-growth securities.         Pilgrim Baxter uses its own
                                       because they typically trade at                                  software and research
                                       higher earnings multiples.                                       models which incorporate
                                                                                                        important attributes of
                                     o The growth securities in the                                     successful growth. A key
                                       Portfolio may never reach what                                   attribute of successful
                                       Pilgrim Baxter believes are                                      growth is earnings growth.
                                       their full earnings growth and                                   Pilgrim Baxter's investment
                                       capital appreciation potential                                   process is extremely focused
                                       and may even go down in price.                                   on earnings growth.

                                                                                                      o Pilgrim Baxter considers
                                                                                                        selling a security when its
                                                                                                        anticipated appreciation
                                                                                                        is no longer probable,
                                                                                                        alternative investments
                                                                                                        offer more superior
                                                                                                        appreciation prospects or
                                                                                                        the risk of a decline in
                                                                                                        its market price is too
                                                                                                        great.


Value Securities
Securities that Value Investors      o See securities.                 o See securities.              o See securities.
believes are currently underpriced
using certain financial              o Value companies may have        o Value securities may         o In managing a Portfolio,
measurements, such as their            experienced adverse business      produce significant capital    Value Investors uses its
price-to-earnings ratio, earnings      developments or may be subject    appreciation as the market     own research, computer
power, dividend income potential,      to special risks that have        recognizes their full value.   models and measures of
and competitive advantages.            caused their securities to be                                    value.
                                       out of favor.
                                                                                                      o Value Investors considers
                                     o The value securities in the                                      selling a security when it
                                       Portfolio may never reach what                                   becomes overvalued relative
                                       Value Investors believes are                                     to the market, shows
                                       their full worth and may even                                    deteriorating fundamentals
                                       go down in price.                                                or falls short of Value
                                                                                                        Investors' expectations.

Small and Medium Sized Company
Securities
                                     o Smaller company securities      o Smaller company securities   o See securities/growth
                                       involve greater risk and price    may appreciate faster than     securities/value securities.
                                       volatility than larger, more      those of larger, more
                                       established companies because     established companies for    o Pilgrim Baxter and Value
                                       they tend to have more limited    many reasons. For example,     Investors focus on smaller
                                       product lines, markets and        smaller companies tend to      companies with strong
                                       financial resources and may be    have younger product lines     balance sheets that they
                                       dependent on a smaller            whose distribution and         expect to exceed consensus
                                       management group.                 revenues are still maturing.   earnings expectations.


Technology Company Securities
Securities of companies that rely    o Technology company              o Technology company           o Each Portfolio seeks to
extensively on technology in their     securities are strongly           securities offer investors     strike a balance among the
product development or operations      affected by worldwide             significant growth potential   industries in which it
or are expected to benefit from        scientific and technological      because they may be            invests so that no one
technological advances and             developments and governmental     responsible for breakthrough   industry dominates the
improvements.                          policies, and, therefore, are     products or technologies or    Portfolio's investments.
                                       generally more volatile than      may be positioned to take
                                       companies not dependent upon or   advantage of cutting-edge,
                                       associated with technology        technology-related
                                       issues.                           developments.

Futures and Options
A futures contract is an agreement   o A futures or option contract    o A futures or option contract o Each Portfolio uses futures
to buy or sell a set quantity of an    used to hedge the Portfolio or    that correlates well with      and options contracts for
underlying instrument at a future      special securities may not        the underlying position can    hedging and risk management,
date, or to make or receive a cash     fully offset the underlying       reduce or eliminate losses     i.e., to establish or adjust
payment based on changes in the        position.                         at low cost.                   exposure to particular
value of a securities index.  An                                                                        securities, markets or
option contract is the right to buy                                    o A Portfolio could make money   currencies; to manage a
or sell a set quantity of an         o A futures or option contract      and protect against losses     Portfolio's exposure
underlying instrument at a             used for risk management may      if Pilgrim Baxter's or Value   relative to its benchmark
pre-determined price.                  not have the intended effects     Investors' analysis proves     or to equitize cash.
                                       and may result in losses or       correct.
                                       missed investment opportunities.                               o Each Portfolio only
                                                                                                        establishes hedges that it
                                     o The counterparty to a futures                                    expects will be highly
                                       or option contract could default.                                correlated with underlying
                                                                                                        securities positions.

                                                                                                      o No Portfolio considers using
                                                                                                        futures or options contracts
                                                                                                        unless it would be
                                                                                                        cost-effective.

                                                                                                      o Each Portfolio maintains
                                                                                                        assets sufficient to meet
                                                                                                        its obligations under the
                                                                                                        contract in a segregated
                                                                                                        margin account with a
                                                                                                        custodian bank.
OTC Securities
Securities not listed and traded on  o OTC securities are not          o Increases the number of      o Pilgrim Baxter and Value
an organized exchange, but bought      traded as often as securities     potential investments for a    Investors use a highly
and sold through a computer            listed on an exchange.  So, if    Portfolio.                     disciplined investment
network.                               the Portfolio were to sell an                                    process that seeks to,
                                       OTC security, it might have to  o OTC securities may appreciate  among other things, identify
                                       offer the security at a           faster than exchange-traded    quality investments that
                                       discount or sell it in smaller    securities because they are    will enhance a Portfolio's
                                       share lots over an extended       typically securities of        performance.
                                       period of time.                   younger, growing companies.




Foreign Securities
Equity securities of foreign         o Foreign security prices may     o Favorable exchange rate      o Each Portfolio limits the
issuers, including ADRs. ADRs are      fall due to political             movements could generate       amount of total assets it
certificates issued by a U.S. bank     instability, changes in           gains or reduce losses.        invests in foreign
that represent a stated number of      currency exchange rates,                                         securities as follows:
shares of a foreign corporation that   foreign economic conditions or  o Foreign investments, which     Large Cap Growth/Technology
the bank holds in its vault.  An ADR   inadequate regulatory and         represent a major portion      & Communications/Select 20:
is bought and sold in the same         accounting standards.             of the world's securities,     10% and Growth II/Small Cap
manner as U.S. securities.                                               offer attractive potential     Value/Mid-Cap Value/Large
                                                                         performance and opportunities  Cap Value: 15%. ADRs are not
                                                                         for diversification.           included in these limits.



Illiquid Securities
Securities that do not have a ready  o Portfolio may have              o Illiquid securities may      o Each Portfolio may not
market and cannot be easily sold, if   difficulty valuing these          offer more attractive yields   invest more than 15% of its
at all, at approximately the price     securities precisely.             or potential growth than       net assets in illiquid
that the Portfolio has valued them.                                      comparable widely traded       securities.
                                     o A Portfolio may be unable to      securities.
                                       sell these securities at the
                                       time or price it desires.


Restricted Securities
Privately placed securities whose    o Restricted securities may be    o Restricted securities may    o Each Portfolio limits the
resale is restricted under             difficult to value because        offer more future growth       amount of total assets it
securities law.                        market quotations may not be      potential than publicly        invests in restricted
                                       readily available.                traded securities.             securities as follows: Large
                                                                                                        Cap Growth/Technology &
                                     o Because of the restrictions                                      Communications/Select 20:
                                       in resale of these securities,                                   and Small Cap Value/Mid-Cap
                                       a Portfolio may not be able to                                   10% Value/Large Cap Value:
                                       find a qualified buyer or may                                    15%. The Growth II Portfolio
                                       not be able to sell these                                        is not currently permitted
                                       securities at the time or price                                  to invest in restricted
                                       it desires.                                                      securities.



When Issued and Delayed-Delivery
Securities Securities subject to     o When a Portfolio buys these     o A Portfolio can take         o Only the Small Cap Value,
settlement on a future date.           securities, it could be exposed   advantage of attractive        Mid-Cap Value and Large Cap
                                       to leverage risk if it does not   investment opportunities.      Value Portfolios are
                                       use segregated accounts.                                         permitted to invest in these
                                                                                                        securities.


                                                                                                      o These Portfolios use
                                                                                                        segregated accounts to
                                                                                                        offset leverage risk.



      Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

      Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

                    THE INVESTMENT ADVISER AND SUB-ADVISER


[logo]The Investment Adviser

      Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, Pa 19087, is the investment advisor for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $11.5 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

      Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on earnings growth.

      Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using propriety software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

      Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great.

      As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Large Cap Growth, Technology & Communications and Select 20 Portfolios and oversees the investment decisions made by Value Investors as sub-adviser for the Small Cap Value, Mid-Cap Value and Large Cap Value Portfolios. The Portfolios' Board of Directors supervises Pilgrim Baxter and Value Investors and establishes policies that Pilgrim Baxter and Value Investors must follow as investment adviser and sub-adviser.


[logo]The Sub-Adviser

      Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $1.5 billion for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

     Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value and Large Cap Value Portfolios, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than its current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

      Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

      For the fiscal year ended December 31, 1998, Pilgrim Baxter waived a portion of its fee so that the effective management fee paid by each Portfolio was as follows:


      Growth II Portfolio                         0.51%
      Large Cap Growth Portfolio                  0.32%
      Large Cap Value Portfolio                   0.18%
      Small Cap Value Portfolio                   0.74%
      Technology & Communications Portfolio       0.49%
      Select 20 Portfolio                         0.84%



      The Mid-Cap Value Portfolio did not begin investment operations until November 30, 1998. As investment adviser to this Portfolio, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.85% of the Mid-Cap Value Portfolio's average daily net assets.

      As sub-adviser to the Small Cap Value, Mid-Cap Value and Large Cap Value Portfolios, Value Investors is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.

Large Cap Growth Portfolio/Select 20 Portfolio


      James D. McCall, CFA, has managed the Large Cap Growth and Select 20 Portfolios since their inceptions. He joined Pilgrim Baxter in 1994, after 9 years as a growth stock portfolio manager, most recently with First National Bank of Maryland. Today Mr. McCall manages several other funds at Pilgrim Baxter.


Small Cap Value Portfolio/Mid-Cap Value Portfolio/Large Cap Value Portfolio

      Gary D. Haubold, CFA, has managed the Small Cap Value and Mid-Cap Value Portfolios since their inception and has managed the Large Cap Value Portfolio since December, 1997. He joined Value Investors in 1997 after 16 years of experience as a small and mid-cap value portfolio manager, most recently with Miller Anderson & Sherred. Today Mr. Haubold manages several other funds at Value Investors.

Growth II Portfolio

      Jeffrey Wrona, CFA, has managed this Portfolio since January, 1998. He joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

Technology & Communications Portfolio

      Jeffrey Wrona, CFA and Michael Hahn, CFA, have co-managed this Portfolio since May, 1998. Mr. Wrona's experience is discussed under the Growth II Portfolio. Mr. Hahn joined Pilgrim Baxter in 1996 after 2 years as an assistant portfolio manager with First National Bank of Maryland and today co-manages another fund at Pilgrim Baxter.


Your Investment

[logo]YEAR 2000

      A Portfolio could be adversely affected if the computer systems used by Pilgrim Baxter, Value Investors or the Portfolio's other service providers do not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on a Portfolio, both in its operations and in its investments, the Portfolios are working with Pilgrim Baxter Value Investors and the Portfolios' other service providers to avoid such problems. Testing of year 2000-related computer problems on the Portfolios' mission-critical systems should be completed by Summer, 1999. The Portfolios do not expect to incur any material costs related to their year 2000 initiatives. No assurances, though, can be provided that a Portfolio will not be adversely impacted by year 2000-related computer problems.

[logo] PRICING PORTFOLIO SHARES

      The price of a Portfolio's shares is based on that Portfolio's net asset value (NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

      A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Directors. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.


[logo]BUYING AND SELLING PORTFOLIO SHARES


      You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

      You may buy Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

      You may sell Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.


[logo]DISTRIBUTIONS AND TAXES


      Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

      VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement from the Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


[logo]POTENTIAL CONFLICTS OF INTEREST


      Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Directors monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract of VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

                             FINANCIAL HIGHLIGHTS

      A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers, LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.


FINANCIAL HIGHLIGHTS
For the period ended December 31, 1998
For a Share Outstanding Throughout each Fiscal Year or period

                        Net                                                                                Net
                       Asset                        Realized and      Distributions    Distributions      Asset
                       Value           Net           Unrealized         from Net           from           Value
                     Beginning     Investment      Gains or Losses     Investment         Capital          End       Total
                     of Period    Income (Loss)     on Securities        Income            Gains        of Period    Return
---------------------------------------------------------------------------------------------------------------------------

PBHG Growth II Portfolio
1998..............    $ 10.75       ($0.06)             $0.94                --            --           $11.63       8.19%
1997(1)...........      10.00         --                 0.75                --            --            10.75       7.50%**

PBHG Technology & Communications Portfolio

1998..............    $ 10.41       ($0.04)             $3.39                --            --           $13.76      32.20%
1997(1)...........      10.00         --                 0.41                --            --            10.41       4.10%**

PBHG Select 20 Portfolio

1998..............    $ 10.03       ($0.01)             $6.28                --            --           $16.30      62.52%
1997(2)...........      10.00         --                 0.03                --            --            10.03       0.30%**

PBHG Large Cap Value Portfolio

1998..............    $ 10.43       ($0.02)             $3.98            $(0.04)       $(0.08)          $14.27      37.96%
1997(3)...........      10.00         0.02               0.41                --            --            10.43       4.30%**

PBHG Small Cap Value Portfolio

1998..............    $ 10.48       ($0.02)             $1.16                --        $(0.01)          $11.61      10.94%
1997(3)...........      10.00         0.01               0.47                --            --            10.48       4.80%**

PBHG Mid-Cap Value Portfolio(4)

1998..............     $10.00           --              $1.10                --            --           $11.10      11.00%**

PBHG Large Cap Growth Portfolio

1998..............     $11.82      $ (0.02)             $3.64                --            --           $15.44      30.63%
1997(5)...........      10.00           --               1.82                --            --            11.82      18.20%**

                                                                    Ratio       Ratio of Net
                       Net                                      of Expenses     Income (Loss)
                     Assets         Ratio       Ratio of Net     to Average      to Average
                       End       of Expenses    Income (Loss)    Net Assets      Net Assets       Portfolio
                    of Period    to Average      to Average      (Excluding      (Excluding       Turnover
                      (000)      Net Assets      Net Assets       Waivers)        Waivers)          Rate
---------------------------------------------------------------------------------------------------------------------------

PBHG Growth II Portfolio

1998..............  $  18,321       1.20%            (0.64)%        1.54%            (0.98)%       228.09%
1997(1)...........     10,236       1.20%*           (0.11)%*       4.38%*           (3.29)%*       44.57%

PBHG Technology & Communications Portfolio

1998..............  $  32,493       1.20%            (0.55)%        1.56%            (0.91)%       264.58%
1997(1)...........      9,117       1.20%*            0.37 %*       5.09%*           (3.52)%*       69.34%

PBHG Select 20 Portfolio

1998..............  $ 317,926       1.20%            (0.18)%        1.21%            (0.19)%        48.79%
1997(2)...........      7,617       1.20%*            0.51 %*       3.36%*           (1.65)%*       18.53%

PBHG Large Cap Value Portfolio

1998..............  $  22,286       1.00%             0.67 %        1.47%             0.20 %       635.10%
1997(3)...........      1,560       1.00%*            1.91 %*       8.04%*           (5.13)%*       68.93%

PBHG Small Cap Value Portfolio

1998..............  $  44,040       1.20%            (0.15)%        1.46%            (0.41)%       293.90%
1997(3)...........      9,321       1.20%*            1.40 %*       3.63%*           (1.03)%*       41.14%

PBHG Mid-Cap Value Portfolio(4)

1998..............   $555,144       1.20%*            0.26 %*       4.13%*           (2.67)%*       72.32%

PBHG Large Cap Growth Portfolio

1998..............    $12,598       1.10%            (0.19)%        1.53%            (0.62)%        41.51%
1997(5)...........      4,916       1.10%*            0.00 %*       5.21%*           (4.11)%*       37.42%

 *  Annualized.
**  Total return has not been annualized.
(1) The PBHG Growth II and PBHG Technology & Communications Portfolios commenced operations on May 1, 1997.
(2) The PBHG Select 20 Portfolio commenced operations on September 28, 1997.
(3) The PBHG Large Cap Value and PBHG Small Cap Value Portfolios commenced operations on October 29, 1997.
(4) The PBHG Mid-Cap Value Portfolio commenced operations on December 1, 1995. Amounts designated as "--" are either $0 or have been rounded to $0.
(5) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

Amounts designated as "--" are either $0 or have been rounded to $0.

For More Information
  [logo]


      For investors who want more information about the Portfolios, the following documents are available free upon request:

Statement of Additional Information (SAI): Provides additional information about the Portfolios and is incorporated into this Prospectus by reference.

Annual/Semi-annual Reports: Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.


[graphic]


Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG Insurance Series Fund, Inc.
P.O. Box 419229
Kansas City, MO 64141-6229

Telephone: 1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

Text-only versions of these documents and this Prospectus are available by visiting the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, D.C. 20549-6009. Text-only versions also may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


PBHG Insurance Series Fund, Inc.'s Investment
Company Act File Number is 811-08009.

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999



                                    Company:
                        PBHG INSURANCE SERIES FUND, INC.


                                   Portfolios:
                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO
                         PBHG SMALL CAP VALUE PORTFOLIO
                          PBHG MID-CAP VALUE PORTFOLIO
                         PBHG LARGE CAP VALUE PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                            PBHG SELECT 20 PORTFOLIO

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Insurance Series Fund, Inc. (the "Company") and the PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio, PBHG Small Cap Value Portfolio, PBHG Mid-Cap Value Portfolio, PBHG Large Cap Value Portfolio, PBHG Technology & Communications Portfolio and the PBHG Select 20 Portfolio (the "Portfolios"). It should be read in conjunction with the Prospectus dated May 1, 1999. The Prospectus may be obtained without charge by calling 1-800-347-9256.


The Annual Report for each Portfolio, except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-347-9256.



                                TABLE OF CONTENTS

THE COMPANY...........................................................3
DESCRIPTION OF PERMITTED INVESTMENTS AND RISKS........................3
INVESTMENT LIMITATIONS...............................................16
DIRECTORS AND OFFICERS OF THE COMPANY................................20
5% AND 25% SHAREHOLDERS..............................................23
THE ADVISER..........................................................25
THE SUB-ADVISER......................................................28
THE DISTRIBUTOR......................................................29
THE ADMINISTRATOR AND SUB-ADMINISTRATOR..............................29
OTHER SERVICE PROVIDERS..............................................31
PORTFOLIO TRANSACTIONS...............................................32

DESCRIPTION OF SHARES................................................35
PURCHASE AND REDEMPTION OF SHARES....................................36
DETERMINATION OF NET ASSET VALUE.....................................37
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS..............................38
PERFORMANCE INFORMATION..............................................44
FINANCIAL STATEMENTS.................................................47

                                   THE COMPANY

The Company is an open-end management investment company which was incorporated in Maryland in 1997. This Statement of Additional Information relates to all Portfolios of the Company. Each Portfolio is diversified except for the Select 20 Portfolio, which is non-diversified. No investment in shares of a Portfolio should be made without first reading the Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Sub-Adviser") serves as the investment sub-adviser to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios. The Adviser and the Sub-Adviser are collectively referred to herein as the "Advisers."


                 DESCRIPTION OF PERMITTED INVESTMENTS AND RISKS

Repurchase Agreements

 Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Company's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Futures Contracts

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (1) futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Advisers expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Options

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Portfolios are permitted to utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intends to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." A Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Investment Company Shares

The Portfolios may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs"). Because such funds pay management fees and other expenses, shareholders of a Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are "not part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Advisers determine the liquidity of the Company's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Advisers may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days, over the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Foreign Currency Transactions

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisers expect to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Advisers hedge currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisers increase a Portfolio's exposure to a foreign currency, and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Advisers' use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Mortgage-Backed Securities

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Receipts

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Time Deposit

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

Variable and Floating Rate Instruments

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

                             INVESTMENT LIMITATIONS

Fundamental Policies

Each Portfolio has adopted certain investment restrictions which are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

No Portfolio may:

1. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase debt instruments, and (ii) enter into repurchase agreements. In addition, the PBHG Mid-Cap Value Portfolio may lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

2. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that a PBHG Advisor Fund, in accordance with its investment objective and policies may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent a PBHG Advisor Fund from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act), except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to each Portfolio, up to 25% of its assets may be invested without regard to these limits.

This limitation does not apply to the Select 20 Portfolio. In addition, for purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of one or more issuers (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries, utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas and telephone) and financial service companies will be classified according to the end use of their service (e.g., automobile finance, bank finance and diversified finance).

8. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the Portfolio's total assets (except not exceeding 33 1/3% of the value of total assets with respect to the Growth

II, Mid-Cap Value, and Small Cap Value Portfolios). This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

9. Invest in companies for the purpose of exercising control.

10. Pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings, or
(ii) in connection with permitted transactions regarding options and futures contracts.

11. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

12. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

13. Invest in interests in oil, gas or other mineral exploration or development programs.

The foregoing percentages will apply at the time of the purchase of a security.

Non-fundamental Policies

In addition to the foregoing, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

Each Portfolio may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Purchase or sell puts, calls, straddles, spreads, and any combination thereof, if by reason thereof, the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

Temporary Defensive Positions

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments. However, for temporary defensive purposes, when the Adviser or Sub-Adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Portfolio Turnover


Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual portfolio turnover rate for the Growth II and Large Cap Growth Portfolios will not exceed 150%. It is expected that under normal market conditions, the annual portfolio turnover rate for the Select 20 and Technology & Communications Portfolios will not exceed 300%. It is expected that under normal market conditions, the annual portfolio turnover rate for the Large Cap Value, Small-Cap Value and Mid-Cap Value Portfolios will not exceed 400%. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition, high rates of portfolio turnover may adversely affect each Portfolio's status as a "regulated investment company" ("RIC") under Section 851 of the Internal Revenue Code of 1986, as amended ("Code").

                      DIRECTORS AND OFFICERS OF THE COMPANY

The management and affairs of the Company are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved agreements under which, as described above, certain companies provide essential management services to the Company. The Directors and executive officers of the Company and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director and each officer serves as an officer in a similar capacity for The PBHG Funds, Inc., another registered investment company managed by the Adviser.


                                        Position Held
Name , Address, and Age                 with the Fund             Principal Occupation(s) During Past 5 Years
-----------------------                 -------------             -------------------------------------------

John R. Bartholdson,                     Director       Chief Financial Officer and Director, the Triumph Group,
1255 Drummers Lane, Suite 200,                          Inc. (manufacturing) since 1992.
Wayne, PA 19087
(54)

Harold J. Baxter*,                       Chairman of    Chairman, Chief Executive Officer and Director, the Adviser,
825 Duportail Road,                       the Board     since 1995.  Trustee, the Administrator since May
Wayne, PA 19087,                         and Director   1996. Chairman, Chief Executive Officer and Director,
(52)                                                    Value Investors, since June 1996.  Trustee, the
                                                        Distributor since January 1998. Director, UAM since 1996.

Jettie M. Edwards,                       Director       Consultant, Syrus Associates since 1986.  Trustee,
76 Seaview Drive, Santa Barbara,                        Provident Investment Counsel Trust (investment company)
California 93108,                                       since 1992. Trustee, EQ Advisors Trust (investment
(52)                                                    company) since 1997.

Albert A. Miller,                        Director       Principal and Treasurer, JK Equipment Exporters since
7 Jennifer Drive, Holmdel,                              1995.  Advisor and Secretary, the Underwoman Shoppes
New Jersey 07733,                                       Inc. (retail clothing stores) since 1980.
(63)                                                    Merchandising Group Vice President, R.H. Macy & Co.,
                                                        1958-1995 (retired).

Gary L. Pilgrim,                         President      President, Chief Investment Officer and Director, the
825 Duportail Road, Wayne,                              Adviser since 1982.  Trustee, the Administrator since May
PA 19087,                                               1996.  President and Director, Value Investors since
(58)                                                    June 1996.




                                        Position Held
Name , Address, and Age                 with the Fund             Principal Occupation(s) During Past 5 Years
-----------------------                 -------------             -------------------------------------------

Brian F. Bereznak                       Vice-President    Trustee and President, the Administrator since May
825 Duportail Road, Wayne, PA                             1996.  Chief Operating Officer, the Adviser from 1993
19087,                                                    through December 31, 1996.  Vice President of the Adviser since
(37)                                                      1989. Director, Value Investors from June 1996 to October 1997.


Lee T. Cummings                        Treasurer, Chief   Director of Mutual Fund Operations, the Adviser since
825 Duportail Road, Wayne, PA             Financial       1996.  Treasurer, the Administrator since May 1996.
19087,                                     Officer,       President, the Distributor since December 1998.
(35)                                      Controller      Investment Accounting Officer, Delaware Group of Funds,
                                                          1994-1996.  Vice President, Fund/Plan Services, Inc.,
                                                          1992-1994

Michael J. Harrington                   Vice-President    Director of Fund Services, the Adviser since 1994.
825 Duportail Road, Wayne, PA                             Vice-President, the Administrator since May 1996.
19087,                                                    Account Manager, SEI, 1991-1994.
(29)

John M. Zerr                            Vice-President    General Counsel and Secretary, the Adviser since
825 Duportail Road, Wayne, PA           and Secretary     November 1996.  General Counsel and Secretary, Value
19087,                                                    Investors since November 1996.  General Counsel and
(36)                                                      Secretary, the Administrator since January 1998.
                                                          General Counsel and Secretary, the Distributor since
                                                          January 1998.  Vice President and Assistant Secretary,
                                                          Delaware Management Company, Inc. and the Delaware
                                                          Group of Funds, 1995-1996.  Associate, Ballard Spahr
                                                          Andrews & Ingersoll (law firm), 1987-1995.

Meghan M. Mahon                         Vice-President    Counsel, the Adviser since April 1998.  Assistant Vice
825 Duportail Road, Wayne, PA           and Assistant     President, Assistant Secretary and Counsel, Delaware
19087,                                    Secretary       Management Company Inc. and the Delaware Group of
(31)                                                      Funds, 1997-1998.  Associate, Drinker Biddle & Reath,
                                                          LLP (law firm) 1994-1997. Associate, McAleese, McGoldrick
                                                          & Susanin (law firm) 1993-1994.

Joseph M. O'Donnell                     Vice President    Vice President and Assistant Secretary of SEI Fund Services
One Freedom Valley Road Oaks, PA        and Assistant     and SEI Investments Distribution Co. since 1998. Vice
19456                                     Secretary       President and General Counsel, FPS Services, Inc.,
(44)                                                      1993-1997. Staff Counsel and Secretary, Provident
                                                          Mutual Family of Funds, 1990-1993.



                                        Position Held
Name, Address, and Age                 with the Fund             Principal Occupation(s) During Past 5 Years
----------------------                 -------------             -------------------------------------------

Linda J. Striegel                       Vice President    Vice President and Assistant Secretary of SEI
One Freedom Valley Road                                   Fund Services, and SEI Investments Distribution Co.
Oaks, PA 19456                                            since 1998. Senior Asset Management Counsel, Barnett
(50)                                                      Banks, Inc., 1997-1998. Partner, Groom and Nordberg,
                                                          Chartered, 1996-1997. Associate General Counsel,
                                                          Riggs Bank, N.A., 1991-1995.



Each current Director of the Company who is not an "interested person" of the Company received the following compensation during the fiscal year ended December 31, 1998:


                                                       Pension or
                                                       Retirement                            Total
                                  Aggregate            Benefits           Estimated          Compensation
                                  Compensation         Accrued as Part    Annual             from Company
Name of Person,                   from                 of Company         Benefits Upon      and Company Complex
Position                          Company              Expenses           Retirement         Paid to Directors
---------------                   ------------         ---------------    -------------     -------------------
John R. Bartholdson,                $19,667                N/A               N/A                 $71,333
Director                                                                                      for services on
                                                                                                three boards

Harold J. Baxter,                      N/A                 N/A               N/A                  N/A
Director*

Jettie M. Edwards,                  $19,667                N/A               N/A                 $71,333
Director                                                                                      for services on
                                                                                                three boards

Albert A. Miller,                   $19,667                N/A               N/A                 $71,333
Director                                                                                      for services on
                                                                                                three boards

* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.

5% AND 25% SHAREHOLDERS

As of December 31, 1998, the following persons were the only persons who were record owners of 5% or more of the shares of the Portfolios. Any record owner of more than 25% of the shares of a Portfolio may be deemed a controlling person of that Portfolio. The percent of each Portfolio's shares owned by all officers and directors of the Company as a group is less than 1 percent of the outstanding shares of each such Portfolio. The Company believes that most of the shares referred to below were held by the persons indicated in the accounts for their fiduciary, agency or custodial clients.

                            PBHG Growth II Portfolio


Life Insurance Co. of Virginia                                        58.34%
6610 W. Broad Street
Richmond, VA  23230-1799

Fidelity Investments                                                  27.71%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                         PBHG Large Cap Growth Portfolio


Life Insurance Co. of Virginia                                        93.94%
6610 W. Broad Street
Richmond, VA  23230-1799

Annuity Investors Life Insurance Co.                                   5.87%
250 E. Fifth Street
Cincinnati, OH  45202-4119

                         PBHG Small Cap Value Portfolio

Fidelity Investments                                                  95.24%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                          PBHG Mid-Cap Value Portfolio

Pilgrim Baxter & Associates, Ltd.                                     99.98%
825 Duportail Road
Wayne, PA  19087

                         PBHG Large Cap Value Portfolio


Fidelity Investments                                                  90.47%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                   PBHG Technology & Communications Portfolio


Empire Fidelity Investments                                           11.64%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                  83.92%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                            PBHG Select 20 Portfolio

Fidelity Investments                                                  90.81%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

Empire Fidelity Investments                                            8.80%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

                                   THE ADVISER

The Company and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Company or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. PBHG Fund Services, the Company's Administrator, is a wholly owned subsidiary of the Adviser (See "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to The PBHG Funds, Inc., a management investment company also managed by the Adviser. The Adviser currently has discretionary management authority with respect to over $13 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for each Portfolio; and (3) place orders to purchase and sell securities for each Portfolio, subject to the supervision of the Board of Directors. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Company. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Company. (See the Prospectus for a description of expenses borne by the Company.)

The continuance of the Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to each Portfolio may be terminated (i) at any time without penalty by the Company upon the vote of a majority of the Directors or by vote of the majority of the outstanding voting securities of such Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Company. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Small Cap Value Portfolio's average daily net assets, 0.85% of each of the Growth II, Technology & Communications, Mid-Cap Value, and Select 20 Portfolios' average daily net assets, 0.75% of the Large Cap Growth Portfolio's average daily net assets, and 0.65% of the Large Cap Value Portfolio's average daily net assets. The advisory fees paid by each Portfolio are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement through December 31, 1999 with the Company with respect to each Portfolio (the "Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than: 1.20% of the average daily net assets of the Growth II, Small Cap Value, Mid-Cap Value, Technology & Communications and Select 20 Portfolios; 1.10% of the average daily net assets of the Large Cap Growth Portfolio; and 1.00% of the average daily net assets of the Large Cap Value Portfolio. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. If in any fiscal year in which a Portfolio's assets are greater than $75 million of its "Total Operating Expenses" do not exceed the limits previously noted, the Board of Directors may elect to reimburse the Adviser for any fees it waived or expenses it reimbursed on that Portfolio's behalf during the previous two fiscal years.

For the fiscal years ended December 31, 1997 and 1998, the Portfolios paid and the Adviser waived the following advisory fees:


Portfolio                                Fees Paid                          Fees Waived
---------                                ---------                          -----------
                                  1997               1998              1997              1998
                                  ----               ----              ----              ----
Growth II Portfolio(1)           $22,720           $123,820           $84,484           $50,092

Large Cap Growth
Portfolio(1)                     $ 9,625           $ 62,267           $52,349           $35,647

Small Cap Value Portfolio(2)     $ 5,577           $303,666           $13,575           $78,573

Mid-Cap Value Portfolio(4)          *              $    362              *              $   362

Large Cap Value Portfolio(2)     $   972           $ 51,341           $10,521           $36,853

Technology &
Communications Portfolio(1)      $ 6,824           $147,084           $31,235           $62,368

Select 20 Portfolio(3)           $ 5,406           $972,158           $13,964           $13,812



*  Not in operation during the period.

1 The period 1997 is calculated from May 1, 1997 (commencement of operations) through December 31, 1997.

2 The period 1997 is calculated from October 29, 1997 (commencement of operations) through December 31, 1997.

3 The period 1997 is calculated from September 26, 1997 (commencement of operations) through December 31, 1997.

4 The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.

                                 THE SUB-ADVISER

The Company, on behalf of the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"). The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates the Sub-Adviser to: (1) manage the investment operations of the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios and the composition of these Portfolios' investment portfolios, including the purchase, retention and disposition thereof in accordance with these Portfolios' investment objectives, policies and limitations; (2) provide supervision of the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios' investments and to determine from time to time what investments and securities will be purchased, retained or sold by these Portfolios and what portion of the assets will be invested or held uninvested in cash; and (3) determine the securities to be purchased or sold by the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios and place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios, respectively, after the first two years must be specifically approved at least annually (i) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolios and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios may be terminated (i) by the Company, without the payment of any penalty, by the vote of a majority of the Directors of the Company or by the vote of a majority of the outstanding voting securities of a Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days' nor less than thirty (30) days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on ninety (90) days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at an annual rate equal to .65% of the Small

Cap Value Portfolio's average daily net assets, .50% of the Mid-Cap Value Portfolio's average daily net assets, and .40% of the Large Cap Value Portfolio's average daily net assets.

                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor receives no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.


                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Company and PBHG Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on April 1, 1997, pursuant to which the Administrator oversees the administration of the business and affairs of the Company, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Company, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio of the Company. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.


The Company, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on April 1, 1997, as amended effective May 1, 1998, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Company. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company ("SEI"), owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Company and The PBHG Funds, Inc.

calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion. The Sub-Administrative Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.


For the fiscal years ended December 31, 1997 and 1998, the Portfolios paid and the Administrator waived the following administration fees:


  Portfolio                                           Fees Paid                            Fees Waived
  ---------                                           ---------                            -----------
                                               1997               1998               1997               1998
                                               ----               ----               ----               ----
Growth II Portfolio(1)                       $4,009.00          $ 21,851              $0                 $0

Large Cap Growth Portfolio(1)                $1,925.00          $ 12,453              $0                 $0

Small Cap Value Portfolio(2)                 $  837.00          $ 45,550              $0                 $0

Mid-Cap Value Portfolio(4)                       *              $     64               *                 $0

Large Cap Value Portfolio(2)                 $  224.00          $ 11,848              $0                 $0

Technology & Communications Portfolio(1)     $1,204.00          $ 25,956              $0                 $0

Select 20 Portfolio(3)                       $  954.00          $171,557              $0                 $0


*  Not in operation during the period.

1 The period 1997 is calculated from May 1, 1997 (commencement of operations) through December 31, 1997.

2 The period 1997 is calculated from October 29, 1997 (commencement of operations) through December 31, 1997.

3 The period 1997 is calculated from September 26, 1997 (commencement of operations) through December 31, 1997.

4 The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.

                             OTHER SERVICE PROVIDERS

The Transfer Agent and Shareholder Servicing Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Company under a transfer agency agreement with the Company. PBHG Fund Services serves as shareholder servicing agent of the Company. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, provides services to the Company pursuant to a sub-shareholder servicing agreement between PBHG Fund Services and UAM SSC.

From time to time, the Company may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Company to persons who beneficially own interests in the Company, such as participants in Qualified Plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Company, delivering, on behalf of the Company, proxy statements, annual reports, updated Prospectuses, other communications regarding the Company, and related services as the Company or the beneficial owners may reasonably request.

Custodian

First Union National Bank ("Custodian"), formerly named CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as the custodian for the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.

Counsel and Independent Accountants

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Company. PricewaterhouseCoopers, LLP, formerly named Coopers & Lybrand, L.L.P., serves as the independent accountants of the Company.

                             PORTFOLIO TRANSACTIONS


The Adviser (or Sub-Adviser, if applicable) is authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Adviser (or Sub-Adviser, if applicable) will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser (or Sub-Adviser, if applicable) generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available. The Adviser (or Sub-Adviser, if applicable) seeks to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. In the case of securities traded in the over-the-counter market, the Adviser (or Sub-Adviser, if applicable) expects normally to seek to select primary market makers.

The Adviser (or Sub-Adviser, if applicable) may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser (or Sub-Adviser, if applicable). Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser (or Sub-Adviser, if applicable) will be in addition to and not in lieu of the services required to be performed by the Adviser (or Sub-Adviser, if applicable) under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser (or Sub-Adviser, if applicable), the Portfolios or other accounts managed by the Adviser (or Sub-Adviser, if applicable) will be benefited by supplemental research services, the Adviser (or Sub-Adviser, if applicable) is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser (or Sub-Adviser, if applicable) will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser (or Sub-Adviser, if applicable) will find all of such services of value in advising the Portfolios.


It is expected the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser (or Sub-Adviser, if applicable) may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Company's expenses. Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not the Portfolios' practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser (or Sub-Adviser, if applicable) may place orders for the purchase or sale of portfolio securities with qualified broker-dealers who refer clients to the Portfolios. The Directors, including those who are not "interested persons" of the Company, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Adviser (or Sub-Adviser, if applicable) may consider sales of Company shares or VA Contracts and VLI Policies as a factor in the selection of dealers to execute portfolio transactions for the Company.


The Directors have adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

For the fiscal year ended December 31, 1998, the Portfolios paid brokerage fees as follows:

                                          Total Amount of          Total Amount
                                             Brokerage             of Brokerage
                                        Commissions Paid in         Commissions
                                               1998                Paid in 1997
                                        -------------------        ------------
Growth II Portfolio(1)                       $ 44,358                $ 5,282

Large Cap Growth Portfolio(1)                $  9,233                $ 5,204

Small Cap Value Portfolio(2)                 $279,584                $10,608

Mid-Cap Value Portfolio(4)                   $  1,203                   *

Large Cap Value Portfolio(2)                 $123,126                $ 2,778

Technology & Communications
Portfolio(1)                                 $ 43,420                $ 2,630

Select 20 Portfolio(3)                       $201,009                $ 4,599




                                                                 Percent of aggregate
                                                                      amount of
                                           Percent of Total          transactions
                                         Amount of Brokerage     involving payment of
                                         Commissions Paid to     commissions to the
                                         the Distributor in         Distributor in
                                                1998                   1998(5)
                                         -------------------     --------------------
Growth II Portfolio(1)                            2%                    63%

Large Cap Growth Portfolio(1)                     7%                    77%

Small Cap Value Portfolio(2)                      0%                    44%

Mid-Cap Value Portfolio(4)                        0%                    54%

Large Cap Value Portfolio(2)                      0%                    31%

Technology & Communications Portfolio(1)          2%                    73%

Select 20 Portfolio(3)                            5%                    71%



o  Not in operation during the period.

1 The period 1997 is calculated from May 1, 1997 (commencement of operations) through December 31, 1997.

2 The period 1997 is calculated from October 29, 1997 (commencement of operations) through December 31, 1997.

3 The period 1997 is calculated from September 26, 1997 (commencement of operations) through December 31, 1997.

4 The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.


                              DESCRIPTION OF SHARES

The Company is authorized to issue 500,000,000 shares of each Portfolio and to create additional portfolios of the Company. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. All consideration received by the Company for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Company will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Company will vote together in matters affecting the Company generally, such as the election of Directors or selection of accountants. As a Maryland corporation, the Company is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Company. In the event that such a meeting is requested, the Company will provide appropriate assistance and information to the shareholders requesting the meeting. Under current law, a Participating Insurance Company is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all shares held in the separate account in proportion to the voting instructions received. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus.

                            PURCHASES AND REDEMPTIONS

Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account for instructions on purchasing a VA Contract or VLI Policy. Shares of each Portfolio are offered on a continuous basis.

Purchases. All investments in the Portfolios are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

The Portfolios reserve the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to authorize investments in the Portfolios.

Redemptions. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Company or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Company: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                 NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Company under the general supervision of the Board of Directors.

Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the NYSE (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the most recent bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recently quoted bid price. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Company, if any, are valued at their fair value as determined in good faith by the Board of Directors.

An example showing how to calculate the net asset value per share is included in each Portfolio's financial statements which are incorporated by reference into this Statement of Additional Information.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Taxes

For a discussion of the tax status of a VA Contract or VLI Policy, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts and VLI Policies, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation of the VA Contract owner or VLI Policy owner if left to accumulate within the VA Contract or VLI Policy.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

The Clinton Administration's fiscal year 1999 budget proposal would treat a redemption of shares of the Portfolios by VA Contracts and VLI Policies as a taxable transaction, and it can be expected that similar proposals may be introduced in Congress in the near future. The Company cannot predict what proposals, if any, might be enacted or whether such proposals, if enacted, would apply retroactively to shares of the Portfolios that are issued and outstanding as of the date of enactment.

Portfolio Distributions. Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares. Under the Taxpayer Relief Act of 1997, the Internal Revenue Service is authorized to issue regulations that will enable shareholders to determine the tax rates applicable to such capital gain distributions. For calendar year 1997, the Internal Revenue Service has announced that RICs will be required to report to their shareholders the amount of capital gain dividends subject to taxation at the 28 percent tax rate.

Internal Revenue Service Requirements

The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of VA Contracts and VLI Policies. See the Statement of Additional Information for more specific information.

Dividends and Distributions

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies will be informed at least annually about the amount and character of distributions from the Company for federal income tax purposes.

Withholding. In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who
(i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Redemption or Exchange of Shares. Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Portfolio shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

Hedging Transactions. Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

State Taxes

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

Miscellaneous Considerations

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

Section 817 Diversification Requirements

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Provided that all of the beneficial interests in the Portfolios are owned by one or more (1) insurance companies in their general account or in segregated asset accounts, or (2) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis to the assets held by the Portfolios, and the interests in the Portfolios will be disregarded.

The Treasury Regulations amplify the diversification standards set forth in
Section 817(h). Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer. Certain Portfolios holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations.

Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

                             PERFORMANCE INFORMATION

From time to time, a Portfolio may advertise yield and/or total return. Such performance data for a Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

The Portfolio's results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period.


Computation of Yield

From time to time, a Portfolio may advertise yield. These figures are based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. In particular, yield is calculated according to the following formula:

Yield = 2((a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Calculation of Total Return

From time to time, a Portfolio may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return is calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Total returns quoted for a Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to any particular Variable Contract. Accordingly, the prospectus of the sponsoring Participating Insurance Company separate account should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of a Portfolio's performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing a Portfolio's performance to that of other mutual funds.

Based on the foregoing, the average annual total return and the aggregate total return for each of the Portfolios through December 31, 1998, were as follows:


                                                                                                   Aggregate Total
                        Portfolio                                                                      Return
                                                                Average Annual Total Return       Since Inception
                                                                ------------------------------    ---------------
                                                                One Year       Since Inception
                                                                --------       ---------------
Growth II Portfolio(1)                                           8.19%             9.46%             16.30%

Large Cap Growth Portfolio(1)                                   30.63%            29.68%             54.40%

Small Cap Value Portfolio(2)                                    10.94%            13.68%             16.26%

Mid-Cap Value Portfolio(4)                                        *                 *                11.00%

Large Cap Value Portfolio(2)                                    37.96%            36.29%             43.89%

Technology & Communications Portfolio(1)                        32.2%             21.06%             37.62%

Select 20 Portfolio(3)                                          62.52%            47.11%             63.00%




*  Not in operation during the period.

1 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from May 1, 1997 (commencement of operations) through December 31, 1998.

2 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from October 29, 1997 (commencement of operations) through December 31, 1998.

3 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from September 26, 1997 (commencement of operations) through December 31, 1998.

4 The Aggregate Total Return Since Inception period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.


5 Each day, the Distributor acts as the Portfolios' agent in effecting repurchase agreement transactions using the Portfolios' uninvested short term cash. The Distributor receives a fee for this service.


Quotations of total return which are not annualized represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers, LLP ("PWC"), located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Company. PWC provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended December 31, 1998 and the report of the independent accountants for that year are included in the Company's Annual Report to Shareholders dated December 31, 1998. The Annual Report for each Portfolio, except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PWC and have been incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                          PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

      (a) Articles of Incorporation incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically on January 10, 1997 ("Registration Statement)

            Articles Supplementary of Registrant incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed electronically on February 13, 1998 ("PEA No.
            3)

            Certificate of Correction incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed electronically on April 30, 1998 ("PEA No. 4")

      (b)   Amended and Restated Bylaws incorporated by reference to PEA No. 4.

      (c)   Articles of  Incorporation  and Certificate of Correction filed as
           (a)

      (d) Investment Advisory Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 3.

            Schedule A dated February 20, 1998 to Investment Advisory Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

            Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value and Large Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. incorporated herein by reference to PEA No. 3.

            Schedule A dated February 20, 1998 to Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value, Mid-Ca[ Value and Large Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. incorporated herein by reference to PEA No. 4.

      (e) Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company incorporated herein by reference to PEA No. 3.

            Schedule A dated February 20, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company incorporated herein by reference to PEA No. 4.

      (f)   Not Applicable

      (g) Custodian Agreement dated April 1, 1997, by and between the Registrant and First Union National Bank (successor to CoreStates Bank, N.A.) incorporated herein by reference to PEA No. 4.


            Schedule A dated February 20, 1998 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed electronically on February 11, 1999 ("PEA No. 5").

      (h) Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST Systems, Inc. incorporated by reference to PEA No. 3.

            Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 3.

            Schedule A dated February 20, 1998 to Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 4.

            Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources incorporated herein by reference to PEA No. 4.

            Schedule A dated February 20, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources incorporated herein by reference to PEA No. 4.

            Amendment dated May 1, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources incorporated herein by reference to PEA No. 4.

            Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

            Schedule A dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

            Schedule B dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

            Form of Fund Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement

            Organizational Expense Reimbursement Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.


            Shareholder Services Agreement dated January 1, 1998 by and between Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 5.

            Sub-Shareholder Services Agreement dated January 1, 1998 by and between PBHG Fund Services and UAM Shareholder Service Center incorporated herein by reference to PEA No. 5.





      (j)   Consent of Independent Accountants


      (k)   Not Applicable


      (l) Stock Subscription Agreement dated March 6, 1997 incorporated herein by reference to PEA No. 5.


      (m)   Not Applicable

      (n)   Financial Data Schedules

      (o)   Not Applicable

      24   (a) Directors' Power of Attorney
           (b) Officers' Power of Attorney



ITEM  24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.



ITEM 25. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                 ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the 1940 Act. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The Bylaws of the Registrant include the following:

                                  ARTICLE IX

Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.



ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position with Pilgrim
Baxter & Associates, Ltd.        Name of Other Company        Connection with Other Company
------------------------------   ---------------------        -----------------------------
Harold J. Baxter                 Pilgrim Baxter Value         Director, Chairman and Chief
Director, Chairman &             Investors, Inc.              Executive Officer
Chief Executive Officer          PBHG Fund Services           Trustee
                                 PBHG Fund Distributors       Trustee
                                 United Asset Management
                                 Corporation                  Director

Gary L. Pilgrim                  PBHG Fund Services
Director, Chief                  Pilgrim Baxter Value         Trustee
Investment Officer &             Investors, Inc.              Director & President
President

Brian F. Bereznak                PBHG Fund Services           President and Trustee
Vice President and
Former Chief Operating Officer


Eric C. Schneider                Pilgrim Baxter Value         Director, Chief Financial
Chief Financial Officer &        Investors, Inc.              Officer & Treasurer
Treasurer                        PBHG Fund Services           Chief Financial Officer
                                 PBHG Fund Distributors       Trustee



Name and Position with Pilgrim
Baxter & Associates, Ltd.        Name of Other Company        Connection with Other Company
------------------------------   ---------------------        -----------------------------
John M. Zerr                     Pilgrim Baxter Value
General Counsel and              Investors, Inc.              General Counsel and Secretary
Secretary                        PBHG Fund Distributors       General Counsel and Secretary



Name and Position with Pilgrim
Baxter Valve Investors, Inc.     Name of Other Company        Connection with Other Company
------------------------------   ---------------------        -----------------------------
Harold J. Baxter                 Pilgrim Baxter &
Director, Chairman &             Associates, Ltd.             Director, Chairman & Chief
Chief Executive Officer          PBHG Fund Services           Executive Officer
                                 PHBG Fund Distributors       Trustee
                                 United Asset Management      Trustee
                                 Corporation                  Director

Gary L. Pilgrim                  Pilgrim Baxter &             Director, Chief Investment
Director & President             Associates, Ltd.             Officer & President
                                 PBHG Fund Services           Trustee


Eric C. Schneider                Pilgrim Baxter &             Chief Financial Officer and
Director, Chief                  Associates, Ltd.             Treasurer
Financial Officer &              PBHG Fund Services           Chief Financial Officer
Treasurer                        PBHG Fund Distributors       Trustee

John M. Zerr                     Pilgrim Baxter &
General Counsel &                Associates, Ltd.             General Counsel & Secretary
Secretary                        PBHG Fund Distributors       General Counsel & Secretary

The principal business addresses of the entities listed in the above tables are as follows:

Pilgrim Baxter & Associates, Ltd., Pilgrim Baxter Value Investors, Inc., PBHG Fund Services, and PBHG Distributors: 825 Duportail Road, Wayne, PA 19087

United Asset Management Corporation: One International Place, 44th Floor, Boston, MA 02110.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                       July 15, 1982
SEI Liquid Asset Trust                       November 29, 1982

SEI Tax Exempt Trust                         December 3, 1982
SEI Index Funds                              July 10, 1985
SEI Institutional Managed Trust              January 22, 1987
SEI Institutional International Trust        August 30, 1988
The Advisors' Inner Circle Fund              November 14, 1991
The Pillar Funds                             February 28, 1992
CUFund                                       May 1, 1992
STI Classic Funds                            May 29, 1992
First American Funds, Inc.                   November 1, 1992
First American Investment Funds, Inc.        November 1, 1992
The Arbor Fund                               January 28, 1993
Boston 1784 Funds (R)                        June 1, 1993
Morgan Grenfell Investment                   January 3, 1994
The Achievement Funds Trust                  December 27, 1994
Bishop Street Funds                          January 27, 1995
CrestFunds, Inc.                             March 1, 1995
STI Classic Variable Trust                   August 18, 1995
Ark Funds                                    November 1, 1995
Monitor Funds                                January 11, 1996
SEI Asset Allocation Trust                   April 1, 1996
TIP Funds                                    April 28, 1996
The PBHG Funds, Inc.                         June 1, 1996
SEI Institutional Investments Trust          June 14, 1996
First American Strategy Funds, Inc.          October 1, 1996
Highmark Funds                               February 15, 1997
Armada Funds                                 March 8, 1997
Expedition Funds                             June 9, 1997
TIP Institutional Funds                      January 1, 1998
Oak Associates Funds                         February 27, 1998
The Nevis Fund, Inc.                         June 29, 1998
The Parkstone Group of Funds                 September 14, 1998

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456


                                                                                    Positions and
                                                                                    Offices with
Name                          Position and Office with Underwriter                  Registrant
----                          ------------------------------------                  --------------
Alfred P. West, Jr.           Director, Chairman                                          -
                              Of Board of Directors
Henry H. Greer                Director                                                    -
Mark J. Held                  President & Chief Operating Officer
Robert M. Silvestri           Chief Financial Officer & Treasurer                         -
Carmen V. Romeo               Director & Executive Vice President                         -
Gilbert L. Beebower           Executive Vice President                                    -

Dennis J. McGonigle           Executive Vice President                                    -
Richard B. Lieb               Executive Vice President, President -                       -
                              Investment Services Division
Leo J. Dolan, Jr.             Senior Vice President                                       -


Carl A. Guarino               Senior Vice President                                       -
Larry Hutchinson              Senior Vice President                                       -
Jack May                      Senior Vice President                                       -
Hartland J. McKeown           Senior Vice President                                       -
Barbara J. Moore              Senior Vice President                                       -
Kevin P. Robins               Senior Vice President, General Counsel                      -
                              and Secretary
Patrick K. Walsh              Senior Vice President                                       -
Robert Crudup                 Vice President & Managing Director
Vic Galef                     Vice President & Managing Director                          -
Kim Kirk                      Vice President & Managing Director                          -
John Krzeminski               Vice President & Managing Director                          -
Carolyn McLaurin              Vice President & Managing Director                          -

W. Kelso Morrill              Vice President & Managing Director                          -
Mark Samuels                  Vice President & Managing Director                          -
Wayne M. Withrow              Vice President & Managing Director                          -
Robert Aller                  Vice President                                              -
Gordon W. Carpenter           Vice President                                              -

Todd Cipperman                Vice President & Assistant Secretary                        -


Barbara Doyne                 Vice President                                              -
Jeff Drennen                  Vice President                                              -
Kathy Heilig                  Vice President                                              -
Jeff Jacobs                   Vice President                                              -
Samuel King                   Vice President                                              -
Joanne Nelson                 Vice President                                              -
Mark Nagle                    Vice President                                              -


Cynthia M. Parrish            Vice President & Assistant Secretary                        -
Kim Rainey                    Vice President                                              -
Rob Redican                   Vice President                                              -
Maria Reinehart               Vice President                                              -
Steve Smith                   Vice President                                              -
Daniel Spaventa               Vice President                                              -

Kathryn L. Stanton            Vice President & Assistant Secretary                        -
Joseph M. O'Donnel            Vice President & Assistant Secretary                  Vice President &
                                                                                    Assistant Secretary

S. Courtney Collier           Vice President & Assistant Secretary                        -
Lydia A. Gavalis              Vice President & Assistant Secretary                        -
Greg Gettinger                Vice President & Assistant Secretary                        -

Lynda J. Stiegel              Vice President & Assistant Secretary                  Vice President &
                                                                                    Assistant Secretary

Lori White                    Vice President & Assistant Secretary                        -

c.  None.



ITEM  28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

      First Union National Bank (successor to CoreStates Bank, N.A.) Broad and Chestnut Streets
      P.O. Box 7618
      Philadelphia, PA 19101

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

      SEI Fund Resources
      One Freedom Valley Road
      Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

      Pilgrim Baxter & Associates, Ltd.
      825 Duportail Road
      Wayne, PA 19087

      Pilgrim Baxter Value Investors, Inc.
      825 Duportail Road
      Wayne, PA 19087



ITEM 29. MANAGEMENT SERVICES:

None



ITEM 30. UNDERTAKINGS

Not Applicable.

                                  SIGNATURES



Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 12th day of April, 1999.


                              PBHG INSURANCE SERIES FUND, INC.
                              Registrant


                              By:   /s/ Harold J. Baxter
                                    ----------------------------------------
                                    Harold J. Baxter
                                    Chairman and Director



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons on the 12th day of April, 1999 in the capacities and on the dates indicated.



SIGNATURE AND TITLE                                                    DATE
-------------------                                                    ----


/s/ Harold J. Baxter          Chairman and Director                  4/12/99
---------------------------
    Harold J. Baxter

           *                  Director                               4/12/99
---------------------------
John R. Bartholdson

           *                  Director                               4/12/99
---------------------------
Jettie M. Edwards

           *                  Director                               4/12/99
---------------------------
Albert A. Miller

/s/ Gary L. Pilgrim          President                               4/12/99
---------------------------
Gary L. Pilgrim

/s/ Brian F. Bereznak        Vice President                          4/12/99
---------------------------
Brian F. Bereznak

/s/ Lee T. Cummings          Treasurer, Chief Financial Officer      4/12/99
---------------------------  and Controller
Lee T. Cummings



                        *By:  /s/ John M. Zerr
                              -------------------------
                              John M. Zerr
                              Attorney-in-Fact

                                 EXHIBIT LIST


Exhibit
Number           Description
-------          -----------


EX-99.B(j)       Consent of Independent Auditors


EX-99.B(m)       Financial Data Schedules

EX-99.B24(a)     Directors' Power of Attorney

EX-99.B24(b)     Officers' Power of Attorney
